Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities
	June 30, 2022	December 31, 2021
	(Unaudited)
Accrued payroll	$619,311	$455,442
Dividends due to former shareholders of Zhejiang Jingyuxin (1)	177,662	186,737
Other current liabilities	691,534	513,724
	$1,488,507	$1,155,903

	December 31, 2021	December 31, 2020
Accrued payroll	$455,442	$355,314
Dividends due to former shareholders of Zhejiang Jingyuxin (1)	186,737	182,375
Other current liabilities	513,724	1,104,371
	$1,155,903	$1,642,060